Long-term debt and capital lease obligations - Long-term debt and capital lease obligations (Details) - EUR (€)	Mar. 31, 2019	Dec. 31, 2018
Long-term Debt and Capital Lease Obligations.
Total long-term debt and capital lease obligations	€ 7,192,978,000	€ 6,152,034,000
Less current portion	(1,511,815,000)	(1,106,519,000)
Long-term debt, less current portion	5,681,163,000	5,045,515,000
Amended 2012 credit agreement
Long-term Debt and Capital Lease Obligations.
Total long-term debt and capital lease obligations	2,296,088,000	1,887,357,000
Bonds
Long-term Debt and Capital Lease Obligations.
Total long-term debt and capital lease obligations	3,752,592,000	3,700,446,000
Convertible Bonds
Long-term Debt and Capital Lease Obligations.
Total long-term debt and capital lease obligations	394,794,000	393,232,000
Accounts Receivable Facility
Long-term Debt and Capital Lease Obligations.
Total long-term debt and capital lease obligations	589,779,000
Capital lease obligations
Long-term Debt and Capital Lease Obligations.
Total long-term debt and capital lease obligations		36,144,000
Other
Long-term Debt and Capital Lease Obligations.
Total long-term debt and capital lease obligations	€ 159,725,000	€ 134,855,000